Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating Activities
Net income (loss)	$ (40)		$ (1)		$ (292)		$ (1,283)		$ 140
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	235		218		951		882		894
Deferred income tax provision (benefit)	(37)		(11)		(176)		(166)		108
Provision for impairment of goodwill and properties and equipment (including certain exploration expenses)	64		24		694		1,734		38
Provision for loss on cost-based investment									11
Amortization of stock-based awards	6				5
(Gain) loss on sales of other assets					(1)		(22)		1
Cash provided (used) by operating assets and liabilities:
Accounts receivable and payable-Williams					(10)		21		(72)
Accounts receivable-trade	96		6		(90)		7		103
Other current assets	(9)				(11)		19		(17)
Inventories	11		33		3		(16)		24
Margin deposits and customer margin deposit payable	(7)		(19)		(18)		(1)		4
Accounts payable-trade	(80)		(18)		131		(54)		(17)
Accrued and other current liabilities	17		13		10		(62)		(109)
Changes in current and noncurrent derivative assets and liabilities	1		17		8		(45)		38
Other, including changes in other noncurrent assets and liabilities	(5)		(22)		2		42		35
Net cash provided by operating activities	252		240		1,206		1,056		1,181
Investing Activities
Capital expenditures	(428)	[1]	(319)	[1]	(1,572)	[1]	(1,856)	[1]	(1,434)	[1]
Purchase of business							(949)
Proceeds from sales of assets					15		493
Deposit received from potential buyer of Barnett Shale and Arkoma assets	31
Purchases of investments	(2)		(4)		(12)		(7)		(1)
Other	4		(19)		13		(18)
Net cash used in investing activities	(395)		(342)		(1,556)		(2,337)		(1,435)
Financing Activities
Proceeds from common stock	1
Proceeds from long-term debt	6				1,502
Payments for debt issuance costs					(30)
Net increase in notes payable to Williams			103		159		1,045		270
Net changes in Williams' net investment, including a $981 distribution in 2011			2		(777)		241		(16)
Other					(15)		(2)		2
Change in cash overdrafts	(28)
Net cash provided by (used in) financing activities	(21)		105		839		1,284		256
Net increase (decrease) in cash and cash equivalents	(164)		3		489		3		2
Cash and cash equivalents at beginning of period	526		37		37		34		32
Cash and cash equivalents at end of period	$ 362		$ 40		$ 526		$ 37		$ 34

[1]	[1] Increases to property and equipment $ (369) $ (271) Changes in related accounts payable (59) (48) Capital expenditures $ (428) $ (319)